Trade and Other receivables (Tables)	6 Months Ended
Jun. 30, 2022
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Summary of Trade, Other Receivables and Other current assets

	As at June 30,	As at December 31,
(€‘000)	2022	2021
Trade receivables	466	203
Advance deposits	210	246
Net Investment in Lease	81	219

Total Trade and Other receivables	757	668

Current Grant receivables (RCAs)	1 736	1 121
Current Grant receivables (Others)	1 078	274

Total Current Grant receivables	2 814	1 395

Prepaid expenses	1 069	1 688
VAT receivable	316	483
Income and other tax receivables	39	40

Total Other current assets	1 424	2 211

Total Trade receivables, current grant receivables and other current assets	4 995	4 274